Mining and Income Taxation - Summary of Domestic and Foreign Current Tax Rates (Detail) R in Millions, $ in Millions			12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 USD ($)
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
– Mining and income taxation				$ 465.1	$ 442.1		$ 424.9
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes					$ 4.6	R 76.2
Mining tax
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
Effective mining tax rate	28.00%	29.00%		28.00%	28.00%	28.00%	29.00%
South African taxation | Non-mining tax
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
Current tax rates				27.00%	28.00%	28.00%	28.00%
South African taxation | Non-mining tax | Forecast
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
Current tax rates			27.00%
South African taxation | Company tax rate
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
Current tax rates				27.00%	28.00%	28.00%	28.00%
Australia | Non-mining tax
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
Current tax rates				30.00%	30.00%	30.00%	30.00%
Ghana | Non-mining tax
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
Current tax rates				32.50%	32.50%	32.50%	32.50%
Peru | Non-mining tax
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
Current tax rates				29.50%	29.50%	29.50%	29.50%